Related Party Transactions - Related Party Transactions with Other Related Parties Footnotes (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Related Party Transaction [Line Items]
Trade accounts receivable	[1]	$ 5,556		$ 3,567	[2]
Net income (expenses) from related party transactions		26,610	$ 10,111
Cool Pool
Related Party Transaction [Line Items]
Trade accounts receivable		5,200		$ 3,500
Net income (expenses) from related party transactions		$ 26,590	$ 11,203

[1]	This includes amounts arising from transactions with related parties (see note 14).
[2]	Previously, the assets and liabilities associated with the agreement to sell our interests in the companies that own and operate the FSRU the Golar Tundra to Golar Partners were classified as held-for-sale. As of March 31, 2017, these assets and liabilities ceased to qualify for classification as held-for-sale. Accordingly, as of June 30, 2017 (and for all retrospective periods presented), these assets and liabilities are presented as held and used in the consolidated balance sheets. See note 2.